SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating cash flows used for operating leases	$ 581	$ 987	$ 707
Operating cash flows for finance leases	478	470	466
Financing cash flows for finance leases	$ 156	$ 190	$ 446